Tema ETF Trust
Tema Luxury Goods ETF
Schedule of Investments
May 31, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS - 97.2%
Automobiles - 12.5%
Bayerische Motoren Werke AG^	1,452	$158,184
Ferrari N.V. - ADR^	1,012	290,110
Mercedes-Benz Group AG^	2,662	198,525
		646,819
Beverages - 14.8%
Davide Campari-Milano N.V.^	18,018	235,158
Kweichow Moutai Co., Ltd., Class A ^	600	137,568
Pernod Ricard S.A.^	1,364	294,658
Remy Cointreau S.A.^	660	101,412
		768,796
Health Care Equipment & Supplies - 1.3%
EssilorLuxottica S.A.^	374	67,337
Hotels, Restaurants & Leisure - 10.0%
Hilton Worldwide Holdings, Inc.	1,056	143,743
Las Vegas Sands Corp.*	1,518	83,687
Marriott International, Inc., Class A	924	155,038
MGM Resorts International	2,310	90,760
Wynn Resorts Ltd.	484	47,771
		520,999
Leisure Products - 3.4%
Sanlorenzo S.p.A.^	4,400	174,723
Personal Care Products - 12.2%
Estee Lauder Cos., Inc., Class A (The)	1,034	190,287
L'Oréal S.A.^	1,034	440,992
		631,279
Specialty Retail - 3.9%
Chow Tai Fook Jewellery Group Ltd.^	91,762	162,420
Farfetch Ltd., Class A - ADR*^	8,426	41,540
		203,960
Textiles, Apparel & Luxury Goods - 39.1%
Brunello Cucinelli S.p.A.^	968	83,500
Burberry Group plc^	2,794	74,864
Capri Holdings Ltd. - ADR*^	1,496	52,510
Cie Financiere Richemont S.A.^	2,750	436,467
Hermes International^	220	447,224
Hugo Boss AG^	440	29,903
Kering S.A.^	374	199,225
LVMH Moet Hennessy Louis Vuitton SE^	528	459,349
Moncler S.p.A.^	1,672	113,166
Prada S.p.A.^	4,730	31,622
Ralph Lauren Corp.	352	37,421
Tapestry, Inc.	1,606	64,272
		2,029,523
TOTAL COMMON STOCKS (Cost $5,214,992)		5,043,436

PREFERRED STOCKS - 1.6%
Automobiles - 1.6%
Dr. Ing. h.c. F. Porsche AG^ (a)	660	81,941
TOTAL PREFERRED STOCKS (Cost $82,239)		81,941

SHORT-TERM INVESTMENTS — 1.2%
Money Market Fund
First American Treasury Obligations Fund - Class X, 5.016% (b)	64,544	64,544
TOTAL SHORT-TERM INVESTMENTS (Cost $64,544)		64,544

TOTAL INVESTMENTS (Cost $5,361,775) - 100.0%		5,189,921
OTHER ASSETS LESS LIABILITIES - 0.0% (c)		1,148
NET ASSETS - 100.0%		$5,191,069

* Non-income producing security.
^ Foreign security.
(a) Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Trustees. As of May 31, 2023, the value of these investments was $81,941 or 1.6% of total net assets.

(b) 7-day net yield.
(c) Represents less than 0.05%.
ADR - American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Tema Luxury Goods ETF invested, as a percentage of net assets, in the following countries as of May 31, 2023:

France	38.7%
United States	15.7%
Netherlands	10.1%
Germany	9.0%
Switzerland	8.4%
Italy	7.8%
Cayman Islands	3.9%
China	2.7%
United Kingdom	1.4%
Virgin Islands (British)	1.0%
Other(1)	1.3%
100.0%

(1) Includes cash and net other assets (liabilities).

Tema ETF Trust
Tema Luxury Goods ETF
Notes to Quarterly Schedule of Investments
May 31, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund's (observable inputs) and (2) the Fund's’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund's have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

Tema Luxury Goods ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$5,043,436	$-	$-	$5,043,436
Preferred Stocks *	81,941	-	-	81,941
Money Market Fund	64,544	-	-	64,544
Total Investments	$5,189,921	$-	$-	$5,189,921

* See Schedule of Investments for segregation by industry type.